Income Taxes (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Income Taxes (Tables) [Line Items]
Schedule of income tax provision
2020
Current:
Federal	$—
State and local	—
Total current tax provision	—

Deferred:
Federal	—
State and local	—
Total deferred tax provision	—
Total	$—

	June 30, 2021	June 30, 2020
Current:
Federal	$—	$—
State and local	—	—
Total current tax provision	—	—

Deferred:
Federal	—	—
State and local	—	—
Total deferred tax provision	—	—
Total	$—	$—

Schedule of net deferred tax assets
2020
Deferred tax assets
Bad debts	$27,960
Accrued expenses	13,970
Section 163(j) carryforward	4,210
Federal net operating losses	194,000
Valuation allowance	(108,590)

Deferred tax liabilities
Intangibles	(84,130)
Depreciation	(47,420)
Total	$—

	June 30, 2021	December 31, 2020
Deferred tax assets
Bad debts	$27,960	$27,960
Accrued expenses	13,970	13,970
Section 163(j) carryforward	4,210	4,210
Federal net operating losses	386,160	194,000
Valuation allowance	(300,750)	(108,590)
Deferred tax liabilities
Intangibles	(84,130)	(84,130)
Depreciation	(47,420)	(47,420)
Total	$—	$—

Schedule of reconciliation of the statutory federal income tax rate
2020
Federal statutory rate	21.00%
State income tax rate, net of federal impact	-0.01%
Miscellaneous permanent items	-0.20%
PPP Loan Forgiveness – Non-Taxable	4.57%
Nontaxable Income from Flow-through entities	-28.98%
Valuation Allowance	3.61%
-0.01%

	June 30, 2021	June 30, 2020
Federal statutory rate	21.00%	21.00%
State income tax rate, net of federal impact	0.00%	0.00%
Miscellaneous permanent items	0.00%	0.00%
Nontaxable Income from Flow-through entities	-19.16%	-37.08%
Valuation Allowance	-1.84%	16.08%
	0.00%	0.00%

Rice Acquisition Corp. [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax provision
Current
Federal	$—
State	—
Deferred
Federal	(68,168)
State	—
Change in valuation allowance	68,168
Income tax provision	$—

Schedule of net deferred tax assets
Start-up/Organization costs	$61,173
Net operating loss carryforwards	6,995
Total deferred tax assets	68,168
Valuation allowance	(68,168)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of the statutory federal income tax rate
Statutory Federal income tax rate	21.0%
Change in Valuation Allowance	(21.0)%
Income Taxes Benefit	0.0%